Significant Accounting Policies - Goodwill (Details) - Inspirato LLC $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Goodwill impairment | $	$ 0	$ 0	$ 0
Number of Reporting Units | segment	1